RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Details) - Reliance, Inc. Master 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
Net assets available for benefits as reported on the Form 5500	$ 1,848,568,908	$ 1,653,223,283
Adjustment from fair market value per Trustee to NAV for the MIP	680,929	1,707,480
Net assets available for benefits	1,849,249,837	$ 1,654,930,763
Net income as reported on the Form 5500	158,604,006
Investment, Adjustment from fair market value per Trustee to NAV for the MIP - Beginning of year	(1,707,480)
Investment, Adjustment from fair market value per Trustee to NAV for the MIP - End of year	680,929
Net increase	$ 157,577,455